Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Central Index Key	0001107414
Amendment Flag	false
Document Creation Date	Oct 1, 2012
Document Effective Date	Oct 1, 2012
Prospectus Date	Apr 30, 2012

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSIXX)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND (SSTXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVMXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND (TRIXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPIXX)

INSTITUTIONAL CLASS

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on pages 3, 7, and 14:

(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

The following language is hereby added to footnote 2 on the table titled, “Annual Fund Operating Expenses” on pages 10 and 17:

The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSVXX)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND (TFVXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVVXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND (TRVXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPVXX)

INVESTMENT CLASS

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on pages 3, 7, and 15:

(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

The following language is hereby added to footnote 2 on the table titled, “Annual Fund Operating Expenses” on pages 11 and 18:

The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (LRSXX)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND (TASXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVSXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND (TYSXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPSXX)

SERVICE CLASS

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on pages 3, 7, 10, 13 and 16:

(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSLXX)

CLASS M SHARES

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on page 3:

(3)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	ssiit_SupplementTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSIXX)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND (SSTXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVMXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND (TRIXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPIXX)

INSTITUTIONAL CLASS

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on pages 3, 7, and 14:

(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

The following language is hereby added to footnote 2 on the table titled, “Annual Fund Operating Expenses” on pages 10 and 17:

The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSVXX)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND (TFVXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVVXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND (TRVXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPVXX)

INVESTMENT CLASS

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on pages 3, 7, and 15:

(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

The following language is hereby added to footnote 2 on the table titled, “Annual Fund Operating Expenses” on pages 11 and 18:

The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (LRSXX)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND (TASXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVSXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND (TYSXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPSXX)

SERVICE CLASS

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on pages 3, 7, 10, 13 and 16:

(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSLXX)

CLASS M SHARES

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on page 3:

(3)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

Institutional Class | State Street Institutional Liquid Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSIXX)

INSTITUTIONAL CLASS

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on pages 3, 7, and 14:

(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

Institutional Class | State Street Institutional Tax Free Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND (SSTXX)

INSTITUTIONAL CLASS

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on pages 3, 7, and 14:

(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

Institutional Class | State Street Institutional U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVMXX)

INSTITUTIONAL CLASS

The following language is hereby added to footnote 2 on the table titled, “Annual Fund Operating Expenses” on pages 10 and 17:

The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

Institutional Class | State Street Institutional Treasury Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND (TRIXX)

INSTITUTIONAL CLASS

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on pages 3, 7, and 14:

(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

Institutional Class | State Street Institutional Treasury Plus Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPIXX)

INSTITUTIONAL CLASS

The following language is hereby added to footnote 2 on the table titled, “Annual Fund Operating Expenses” on pages 10 and 17:

The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

Investment Class | State Street Institutional Liquid Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSVXX)

INVESTMENT CLASS

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on pages 3, 7, and 15:

(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

Investment Class | State Street Institutional Tax Free Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND (TFVXX)

INVESTMENT CLASS

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on pages 3, 7, and 15:

(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

Investment Class | State Street Institutional U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVVXX)

INVESTMENT CLASS

The following language is hereby added to footnote 2 on the table titled, “Annual Fund Operating Expenses” on pages 11 and 18:

The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

Investment Class | State Street Institutional Treasury Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND (TRVXX)

INVESTMENT CLASS

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on pages 3, 7, and 15:

(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

Investment Class | State Street Institutional Treasury Plus Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPVXX)

INVESTMENT CLASS

The following language is hereby added to footnote 2 on the table titled, “Annual Fund Operating Expenses” on pages 11 and 18:

The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

Service Class | State Street Institutional Liquid Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (LRSXX)

SERVICE CLASS

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on pages 3, 7, 10, 13 and 16:

(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

Service Class | State Street Institutional Tax Free Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND (TASXX)

SERVICE CLASS

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on pages 3, 7, 10, 13 and 16:

(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

Service Class | State Street Institutional U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVSXX)

SERVICE CLASS

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on pages 3, 7, 10, 13 and 16:

(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

Service Class | State Street Institutional Treasury Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND (TYSXX)

SERVICE CLASS

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on pages 3, 7, 10, 13 and 16:

(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

Service Class | State Street Institutional Treasury Plus Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPSXX)

SERVICE CLASS

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on pages 3, 7, 10, 13 and 16:

(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

Class M Shares | State Street Institutional Liquid Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSLXX)

CLASS M SHARES

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on page 3:

(3)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Oct 1, 2012